Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Real Estate Fund
April 30, 2022
ZXL-NPRT3-0622
1.9881644.105
Common Stocks - 99.2%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 94.5%
REITs - Apartments - 9.6%
American Homes 4 Rent Class A	776	30,737
Invitation Homes, Inc.	939	37,391
Mid-America Apartment Communities, Inc.	297	58,414
UDR, Inc.	1,156	61,511
		188,053
REITs - Diversified - 36.5%
Apartment Income (REIT) Corp.	505	24,831
Crown Castle International Corp.	1,070	198,176
Digital Realty Trust, Inc.	574	83,873
Duke Realty Corp.	1,661	90,940
Equinix, Inc.	70	50,336
Gaming & Leisure Properties	944	41,895
Lamar Advertising Co. Class A	201	22,192
SBA Communications Corp. Class A	422	146,480
VICI Properties, Inc.	1,342	40,005
Washington REIT (SBI)	618	14,888
		713,616
REITs - Health Care - 10.0%
Medical Properties Trust, Inc.	1,225	22,528
Ventas, Inc.	1,259	69,937
Welltower, Inc.	1,136	103,160
		195,625
REITs - Hotels - 4.2%
DiamondRock Hospitality Co. (a)	1,689	17,937
Host Hotels & Resorts, Inc.	1,764	35,897
RLJ Lodging Trust	1,142	16,011
Ryman Hospitality Properties, Inc. (a)	140	13,087
		82,932
REITs - Management/Investment - 5.9%
American Assets Trust, Inc.	342	12,517
LXP Industrial Trust (REIT)	1,495	18,762
National Retail Properties, Inc.	874	38,316
Weyerhaeuser Co.	1,115	45,960
		115,555
REITs - Manufactured Homes - 5.0%
Equity Lifestyle Properties, Inc.	706	54,560
Sun Communities, Inc.	241	42,312
		96,872
REITs - Office Property - 1.5%
Highwoods Properties, Inc. (SBI)	288	11,762
Piedmont Office Realty Trust, Inc. Class A	475	7,648
Veris Residential, Inc. (a)	633	10,134
		29,544
REITs - Shopping Centers - 5.2%
Kimco Realty Corp.	1,447	36,653
Phillips Edison & Co., Inc.	399	13,510
Realty Income Corp.	193	13,386
Regency Centers Corp.	425	29,253
Urban Edge Properties	509	9,513
		102,315
REITs - Single Tenant - 1.9%
Four Corners Property Trust, Inc.	372	10,215
Spirit Realty Capital, Inc.	617	26,809
		37,024
REITs - Storage - 7.0%
CubeSmart	1,120	53,211
Extra Space Storage, Inc.	282	53,580
Iron Mountain, Inc.	543	29,175
		135,966
REITs - Warehouse/Industrial - 7.7%
Prologis (REIT), Inc.	937	150,192
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,847,694
IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cyxtera Technologies, Inc. Class A (a)	775	9,323
Real Estate Management & Development - 4.2%
Real Estate Development - 0.7%
Instone Real Estate Group BV (b)	852	13,080
Real Estate Services - 3.5%
CBRE Group, Inc.	595	49,409
Realogy Holdings Corp. (a)	531	5,820
Zillow Group, Inc. Class C (a)	354	14,096
		69,325
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		82,405
TOTAL COMMON STOCKS (Cost $1,555,858)		1,939,422

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (c) (Cost $12,633)	12,631	12,633

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $1,568,491)	1,952,055
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,607
NET ASSETS - 100.0%	1,954,662

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,080 or 0.7% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	10,589	293,319	291,275	5	-	-	12,633	0.0%
Total	10,589	293,319	291,275	5	-	-	12,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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